Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expenses And Other Assets [Abstract]
Components of Prepaid Expenses and Other Assets

		As at December 31,
In thousands of U.S. Dollars	Note	2018	2017
Prepaid royalties		987	5,704
Prepaid expenses		38,688	22,281
Vendor deposits		1,297	1,408
Other current assets		2,973	302
Total current portion of prepaid expenses and other assets		43,945	29,695
Prepaid royalties		15,963	16,444
Vendor deposits		758	70
Long term investments	13	6,773	6,981
Investment tax credits receivable		2,483	3,056
Deferred financing costs	17	6,783	—
Total non-current portion of prepaid expenses and other assets		32,760	26,551